Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Analysis of the Net Liability and Net Period Cost for Employee Benefit

An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2016		2017
Liability:
Mexico	Ps.	70,073,351	Ps. 84,821,197
Puerto Rico		17,736,616	13,962,128
Brazil		7,222,762	6,276,780
Europe		15,748,433	14,833,840
Ecuador		267,705	403,194

Total		Ps. 111,048,867	Ps. 120,297,139

	For the year ended December 31,
	2015	2016	2017
Net period cost (benefit)
Mexico	Ps. 8,962,953	Ps. 12,281,154	Ps. 11,586,065
Puerto Rico	(455,117)	1,058,131	776,238
Brazil	451,353	633,159	735,855
Austria	260,850	226,447	385,689
Ecuador	58,042	41,380	152,335

Total	Ps. 9,278,081	Ps. 14,240,271	Ps. 13,636,182

Summary of Defined Benefit Obligation (DBO) and Plan Assets for the Pension and Other Benefit Obligation Plans

The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2016				2017
	DBO	Plan Assets	Effect of asset celling	Net employee benefit liability	DBO	Plan Assets	Effect of asset celling	Net employee benefit liability
Mexico	Ps. 249,101,141	Ps. (179,871,258)	Ps.	Ps. 69,229,883	Ps. 266,304,948	Ps. (182,539,376)	Ps.	Ps. 83,765,572
Puerto Rico	39,909,853	(22,173,237)		17,736,616	38,711,695	(24,749,567)		13,962,128
Brazil	19,752,908	(20,301,126)	7,083,218	6,535,000	19,369,664	(20,399,661)	6,519,560	5,489,563
Europe	4,366,245			4,366,245	4,554,912			4,554,912

Total	Ps. 313,130,147	Ps. (222,345,621)	Ps. 7,083,218	Ps. 97,867,744	Ps. 328,941,219	Ps. (227,688,604)	Ps. 6,519,560	Ps. 107,772,175

Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services

Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2015, 2016 and 2017:

	At December 31, 2015
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	309,639,799	Ps.	(242,360,329)	Ps.	6,257,074	Ps.	73,536,544
Current service cost		4,540,925						4,540,925
Interest cost on projected benefit obligation		25,811,047						25,811,047
Expected return on plan assets				(20,710,965)				(20,710,965)
Changes in the asset ceiling during the period and others						601,540		601,540
Past service costs and other		(1,365,096)		118,725				(1,246,371)
Actuarial gain for changes in experience		(27,949)						(27,949)
Actuarial loss from changes in financial assumptions		30,285						30,285

Net period cost	Ps.	28,989,212	Ps.	(20,592,240)	Ps.	601,540	Ps.	8,998,512
Actuarial gain for changes in experience		(2,021,790)						(2,021,790)
Actuarial gain from changes in demographic assumptions		(685,110)						(685,110)
Actuarial gain from changes in financial assumptions		(2,502,344)						(2,502,344)
Changes in the asset ceiling during the period and others						(754,357)		(754,357)
Return on plan assets greater than discount rate				31,026,539				31,026,539

Recognized in other comprehensive income	Ps.	(5,209,244)	Ps.	31,026,539	Ps.	(754,357)	Ps.	25,062,938
Contributions made by plan participants		231,619						231,619
Contributions to the pension plan made by the Company				(2,954,839)				(2,954,839)
Benefits paid		(22,321,686)		22,149,262				(172,424)
Payments to employees		(19,929)						(19,929)
Effect of translation		2,739,958		497,167		(1,281,110)		1,956,015

Others	Ps.	(19,370,038)	Ps.	19,691,590	Ps.	(1,281,110)	Ps.	(959,558)
Balance at the end of the year		314,049,729		(212,234,440)		4,823,147		106,638,436
Less short-term portion		(118,411)						(118,411)

Non-current obligation	Ps.	313,931,318	Ps.	(212,234,440)	Ps.	4,823,147	Ps.	106,520,025

	At December 31, 2016
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	314,049,729	Ps.	(212,234,440)	Ps.	4,823,147	Ps.	106,638,436
Current service cost		4,606,856						4,606,856
Interest cost on projected benefit obligation		27,275,363						27,275,363
Expected return on plan assets				(18,972,042)				(18,972,042)
Changes in the asset ceiling during the period and others						875,192		875,192
Past service costs and other				165,851				165,851
Actuarial gain for changes in experience		(28,867)						(28,867)
Actuarial loss from changes in financial assumptions		7,784						7,784

Net period cost	Ps.	31,861,136	Ps.	(18,806,191)	Ps.	875,192	Ps.	13,930,137
Actuarial gain for changes in experience		(20,976,837)						(20,976,837)
Actuarial loss from changes in demographic assumptions		397,985						397,985
Actuarial loss from changes in financial assumptions		1,718,189						1,718,189
Changes in the asset ceiling during the period and others						(754,535)		(754,535)
Return on plan assets greater than discount rate				(4,724,041)				(4,724,041)

Recognized in other comprehensive income	Ps.	(18,860,663)	Ps.	(4,724,041)	Ps.	(754,535)	Ps.	(24,339,239)
Contributions made by plan participants		255,760		(255,760)				—
Contributions to the pension plan made by the Company				(2,756,519)				(2,756,519)
Benefits paid		(25,694,301)		25,517,599				(176,702)
Payments to employees		(525,612)						(525,612)
Effect of translation		12,196,546		(9,086,269)		2,139,414		5,249,691

Others	Ps.	(13,767,607)	Ps.	13,419,051	Ps.	2,139,414	Ps.	1,790,858
Balance at the end of the year		313,282,595		(222,345,621)		7,083,218		98,020,192
Less short-term portion		(152,448)						(152,448)

Non-current obligation	Ps.	313,130,147	Ps.	(222,345,621)	Ps.	7,083,218	Ps.	97,867,744

	At December 31, 2017
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	313,282,595	Ps.	(222,345,621)	Ps.	7,083,218	Ps.	98,020,192
Current service cost		4,285,693						4,285,693
Interest cost on projected benefit obligation		28,922,385						28,922,385
Expected return on plan assets				(20,916,104)				(20,916,104)
Changes in the asset ceiling during the period and others						716,330		716,330
Past service costs and other				53,032				53,032
Actuarial gain for changes in experience		(35,145)						(35,145)
Actuarial gain from changes in demographic assumptions		(85)						(85)
Actuarial gain from changes in financial assumptions		(4,294)						(4,294)

Net period cost	Ps.	33,168,554	Ps.	(20,863,072)	Ps.	716,330	Ps.	13,021,812
Actuarial loss for changes in experience		11,671,860						11,671,860
Actuarial gain from changes in demographic assumptions		(381,172)						(381,172)
Actuarial loss from changes in financial assumptions		2,438,078						2,438,078
Changes in the asset ceiling during the period and others						(856,188)		(856,188)
Return on plan assets greater than discount rate				(2,483,430)				(2,483,430)

Recognized in other comprehensive income	Ps.	13,728,766	Ps.	(2,483,430)	Ps.	(856,188)	Ps.	10,389,148
Contributions made by plan participants		198,713		(198,713)				—
Contributions to the pension plan made by the Company				(2,697,621)				(2,697,621)
Benefits paid		(18,841,754)		18,841,754				—
Payments to employees		(9,843,743)						(9,843,743)
Effect of translation		(2,579,506)		2,058,099		(423,800)		(945,207)

Others	Ps.	(31,066,290)	Ps.	18,003,519	Ps.	(423,800)	Ps.	(13,486,571)
Balance at the end of the year		329,113,625		(227,688,604)		6,519,560		107,944,581
Less short-term portion		(172,406)						(172,406)

Non-current obligation	Ps.	328,941,219	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,772,175

Schedule of Plan Assets Invested

Plan assets are invested in:

	At December 31
	2016			2017
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	30%	4%	65%	37%	6%	61%
Debt instruments	68%	90%	35%	61%	88%	39%
Others	2%	6%	—	2%	6%	—

	100%	100%	100%	100%	100%	100%

Summary of Assumptions Used in Determining the Net Period Cost

The assumptions used in determining the net period cost were as follows:

	2015				2016				2017
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long-term rate return	4.42%	12.57%	9.20%	1.25% & 2.25%	4.16%	10.84%	10.70%	1.0%, 1.5% & 1.75%	3.61%	10.18%	10.70%	1.0%, 1.5% & 2.00%
Rate of future salary increases	3.50%	5.00%	4.50%	4.9%, 3.0%& 4.5%	3.50%	4.85%	4.50%	3.0.%, 3.9% & 4.4%	2.75%	4.50%	4.50%	3.0.%, 3.5% & 4.4%
Percentage of increase in health care costs for the coming year	5.70%	11.50%			4.20%	11.35%			3.57%	11.00%
Year to which this level will be maintained	2027				N/A	2017			N/A	2028
Rate of increase of pensions				1.60%				1.60%				1.60%
Employee turnover rate*				0.0%-2.06%				0.0%-1.88%				0.0%-1.72%
*	Depending on years of service

Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits

The increase (decrease) would have resulted in the DBO pension and other benefits at December 31, 2017 are as follows:

	-100 points		+100 points
Discount rate	Ps.	24,711,314	Ps.	(33,606,469)
Health care cost trend rate	Ps.	(635,289)	Ps.	738,685

Summary of Long-Term Direct Employee Benefits

Long-term direct employee benefits

	Balance at December 31, 2015						Applications				Balance at December 31, 2016
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	11,116,581	Ps.	1,856,606	Ps.	2,210,026	Ps.	(1,832,675)	Ps.	(2,099,039)	Ps.	11,251,499

	Balance at December 31, 2016						Applications				Balance at December 31, 2017
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	11,251,499	Ps.	795,581	Ps.	771,274	Ps.	(2,077,632)	Ps.	(582,686)	Ps.	10,158,036